CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Preferred Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2012	$ 51,800	$ 95	$ 59,162	$ 1,738	$ 112,795
Balance (in shares) at Dec. 31, 2012	5,180,000
Net income before dividends on preferred stock of subsidiary			9,627		9,627
Other comprehensive income				(10,739)	(10,739)
Repurchase of common stock	$ (1,590)		(2,132)		(3,722)
Repurchase of common stock (in shares)	(158,988)
Cash dividends declared, $0.74 per share			(3,741)		(3,741)
Cash dividends - preferred stock of subsidiary			(16)		(16)
Balance at Dec. 31, 2013	$ 50,210	95	62,900	(9,001)	104,204
Balance (in shares) at Dec. 31, 2013	5,021,012
Net income before dividends on preferred stock of subsidiary			10,258		10,258
Other comprehensive income				6,875	6,875
Repurchase of common stock	$ (1,204)		(1,893)		(3,097)
Repurchase of common stock (in shares)	(120,436)
Cash dividends declared, $0.74 per share			(3,640)		(3,640)
Cash dividends - preferred stock of subsidiary			(16)		(16)
Balance at Dec. 31, 2014	$ 49,006	95	67,609	(2,126)	114,584
Balance (in shares) at Dec. 31, 2014	4,900,576
Net income before dividends on preferred stock of subsidiary			10,322		10,322
Other comprehensive income				843	843
Repurchase of common stock	$ (1,611)		(2,797)		(4,408)
Repurchase of common stock (in shares)	(161,074)
Cash dividends declared, $0.74 per share			(3,535)		(3,535)
Cash dividends - preferred stock of subsidiary			(16)		(16)
Balance at Dec. 31, 2015	$ 47,395	$ 95	$ 71,583	$ (1,283)	$ 117,790
Balance (in shares) at Dec. 31, 2015	4,739,502